Other liabilities and tax payable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31
	2017			2016
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for buy-back agreements	€2,234	€—	€2,234	€2,081	€—	€2,081
Indirect tax payables	799	19	818	667	968	1,635
Accrued expenses and deferred income	1,573	2,260	3,833	1,320	2,428	3,748
Payables to personnel	988	16	1,004	1,006	34	1,040
Social security payables	313	6	319	312	7	319
Amounts due to customers for contract work (Note 14)	190	—	190	236	—	236
Other	1,838	199	2,037	2,187	166	2,353
Total Other liabilities	€7,935	€2,500	€10,435	€7,809	€3,603	€11,412

Disclosure of analysis of other liabilities by due date
An analysis of Other liabilities (excluding Accrued expenses and deferred income) by due date was as follows:

	At December 31
	2017					2016
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses and deferred income)	€6,362	€227	€13	€240	€6,602	€6,489	€1,159	€16	€1,175	€7,664

Disclosure of analysis of tax payables by due date
An analysis by due date for Tax payables was as follows:

	At December 31
	2017					2016
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax payables	€309	€32	€42	€74	€383	€162	€25	€—	€25	€187